Debt And Other Long-Term Liabilities (Narrative Interest Rate) (Details)	Dec. 31, 2012
Base Rate [Member]
Basis spread on variable rate	0.25%
Base Rate [Member] | Minimum [Member]
Basis spread on variable rate	0.25%
Base Rate [Member] | Maximum [Member]
Basis spread on variable rate	1.00%
LIBOR Rate [Member]
Basis spread on variable rate	1.25%
LIBOR Rate [Member] | Minimum [Member]
Basis spread on variable rate	1.25%
LIBOR Rate [Member] | Maximum [Member]
Basis spread on variable rate	2.00%